Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Covenants [Abstract]
Long-term financial debt	$ 896,879	$ 374,660
2026 [Member]
Covenants [Abstract]
Long-term financial debt	0	37,438
2027 [Member]
Covenants [Abstract]
Long-term financial debt	168,898	36,101
2028 [Member]
Covenants [Abstract]
Long-term financial debt	172,857	40,624
2029 [Member]
Covenants [Abstract]
Long-term financial debt	171,715	260,497
2030 [Member]
Covenants [Abstract]
Long-term financial debt	383,409	0
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 97,490	$ 13,465	$ 9,411